PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATIONAlthough it has not expressed any intent to do so, the Plan Administrator has the right under the Plan to terminate the Plan subject to the provisions set forth in ERISA. In the event of plan termination, participants become 100% vested in their accounts.